Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Restructuring charges	$79,069	$92,123	$45,390
Total	$79,069	$92,123	$45,390

Schedule of Details of Movement in Restructuring Charges

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Opening provision	$31,474	$6,999	$6,022
Charge during the year*	75,386	76,392	36,704
Utilization	(94,335)	(51,917)	(35,727)
Ending provision	$12,525	$31,474	$6,999

*The charge for the year ended December 31, 2025 reflects the workforce reduction of $74.6 million (December 31, 2024: $74.5 million, December 31, 2023: $34.1 million) and onerous contract costs of $0.8 million (December 31, 2024: $1.9 million, December 31, 2023: $2.6 million).